RELATED PARTY TRANSACTIONS (Long-Term Receivables From Related Parties) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2020 USD ($) vessel	Oct. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Front Circassia
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 4,400
Frontline Shipping
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable			$ 4,400
Interest income received				$ 82	$ 734	$ 537
Repayment of notes receivable from related parties				8,900	0	0
Frontline
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable		$ 3,400				10,100
Interest income received				97	908	340
Repayment of notes receivable from related parties				$ 11,000	$ 1,700	$ 500
Front Circassia
Related Party Transaction [Line Items]
Number of very large crude carriers sold | vessel	1
Notes compensation received on termination of charters, face value	$ 8,900
Gain (loss) on settlement of loan notes receivable	$ 4,400
Front Page, Front Stratus, Front Serenade And Front Ariake
Related Party Transaction [Line Items]
Number of very large crude carriers sold | vessel	4
Notes compensation received on termination of charters, face value	$ 11,000
Compensation received on termination of charters, notes receivable	11,000
Gain (loss) on settlement of loan notes receivable	$ 0